Borrowing Arrangements (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Borrowing Arrangements [Line Items]
2016	$ 3,627,398	$ 6,157,893
2017	5,545,221	4,614,473
Total	$ 9,172,619	$ 10,772,366